Interest Income and Interest Expense (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Interest Income and Interest Expense

The following table provides additional information about the Company’s interest income, interest expense and other financing costs, net for the six months ended June 30, 2026, and 2025:

	2026	2025
	(Unaudited)	(Unaudited)
Interest income	$48,159	$6,666
Interest expense on lease liabilities	(2,306)	(3,107)
Interest expense on factoring arrangement	(777,940)	(285,064)
Total	$(732,087)	$(281,505)